Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 70
1-3 years [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 70